Defined Benefit Plan - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,300,000	$ 0
Cash and cash equivalents	138,907,000	42,349,000	51,890,000	60,740,000
Subsequent Event | Transferred to new insurance company | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents					$ 1,541,000